Income Taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid	$ 3,666	$ 2,601	$ 729
Income taxes paid, percent	100.00%
Israel
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid	$ 516
Income taxes paid, percent	14.00%
Foreign | Netherlands
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid	$ 1,875
Income taxes paid, percent	51.00%
Foreign | France
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid	$ 499
Income taxes paid, percent	14.00%
Foreign | Australia
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid	$ 399
Income taxes paid, percent	11.00%
Other Foreign
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income taxes paid	$ 377
Income taxes paid, percent	10.00%